UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
COMPANIES

Investment Company Act file number 811-5407

Trust For Credit Unions

(Exact name of registrant as specified in charter)

71 South Wacker Drive
Suite 500
Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Peter V. Bonanao, Esq.	Copies to: Mary Jo Reilly, Esq.
Goldman Sachs & Co.	Drinker Biddle & Reath LLP
One New York Plaza	One Logan Square
New York, New York 10004	18th and Cherry Streets Philadelphia, PA 19103

(Name and address of agents for service)

Registrant’s telephone number, including area code: (800) 621-2550

Date of fiscal year end: August 31

Date of reporting period: February 28, 2007

ITEM 1.	REPORTS TO STOCKHOLDERS.

The Semi-Annual Report to Unitholders is filed herewith.

TRUST

for Credit Unions
Semiannual Report

February 28, 2007

         The reports concerning the Portfolios included in this unitholder report may contain certain forward-looking statements about the factors that may affect the performance of the Portfolios in the future. These statements are based on Portfolio management’s predictions and expectations concerning certain future events and their expected impact on the Portfolios, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors that may influence the future performance of the Portfolios. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in portfolio management strategies from those currently expected to be employed.
      TCU files the complete schedule of portfolio holdings of each Portfolio with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Portfolios’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330.
      This Semiannual Report is authorized for distribution to prospective investors only when preceded or accompanied by the Trust for Credit Unions Prospectus (the “Prospectus”), which contains facts concerning the Portfolios’ objectives and policies, management, expenses and other information.
An investment in the TCU Money Market Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Portfolio seeks to preserve the value of your investment at $1.00 per unit, it is possible to lose money by investing in the Portfolio.
The TCU Ultra-Short Duration Government Portfolio and the TCU Short Duration Portfolio are not money market funds. Investors in these Portfolios should understand that the net asset values of the Portfolios will fluctuate, which may result in a loss of the principal amount invested. The Portfolios’ net asset values and yields are not guaranteed by the U.S. government or by its agencies, instrumentalities or sponsored enterprises. Investments in fixed income securities are subject to the risks associated with debt securities including credit and interest rate risk. The guarantee on U.S. government securities applies only to the underlying securities of the Portfolios if held to maturity and not to the value of the Portfolios’ shares. The Portfolios’ investments in mortgage-backed securities are subject to prepayment risks. These risks may result in greater share price volatility.
     Holdings and allocations shown may not be representative of current or future investments. Portfolio holdings should not be relied on in making investment decisions and should not be construed as research or investment advice regarding particular securities.
      This material is not authorized for distribution unless preceded or accompanied by a current Prospectus. Investors should consider a Portfolio’s objectives, risks, and charges and expenses, and read the Prospectus carefully before investing or sending money. The Prospectus contains this and other information about the Portfolios.
      Goldman, Sachs & Co. and Callahan Financial Services, Inc. are co-distributors of the TCU Portfolios.

Dear Credit Union Unitholders:
      February 28 marked the end of the first six months of the fiscal year for the Trust for Credit Unions (“TCU”). During this period, market dynamics and credit union growth trends created positive opportunities for many credit unions and resulted in overall asset growth in TCU.
Liquidity Still Tight but Increasing in Credit Unions
      During the fourth quarter of calendar year 2006, the most recent period for which data is available, credit union share growth rose to its highest level in the past 5 years. Over $8.1 billion flowed into credit unions, resulting in a 1.4% quarterly growth of savings. The loan-to-share ratio remained high at 82%, even though liquidity pressures started to ease. Credit union reports during the first quarter 2007 suggest a continuing liquidity surge and a slowing in loan growth. The increase in credit union investments is the highest we have seen in the past three years.
Interest Rate Changes Reshape the Yield Curve
      Yields on interest rates generally fell during the six-month reporting period. The yield on the 2-year Treasury note fell by 14 basis points, with many economists predicting that the Federal Reserve Open Market Committee will begin to lower short term interest rates in the second half of 2007. As yields on securities fell, their prices increased. This led to investments positioned out on the yield curve outperforming cash, or overnight funds, on a total return basis.
U.S. Treasury Yield Curve
Source: http://www.treasury.gov/offices/domestic-finance/debt-management/interest-rate/yield-hist.html

TCU Portfolio Results Reflect Changing Market Cycle
      The net asset values (NAVs) of the TCU Portfolios increased as yields fell. The NAV of the TCU Ultra-Short Duration Government Portfolio rose from $9.43 to $9.45. The NAV of the TCU Short Duration Portfolio rose from $9.51 to $9.56. Because of the rise in NAV and increases in monthly distributions, the Short Duration Portfolio outperformed the Ultra-Short Duration Government Portfolio and the Money Market Portfolio on a total return basis for the six months ended February 28, 2007.
      As always, we appreciate your investment in the Trust for Credit Unions.
Sincerely,
Charles W. Filson
President
Callahan Financial Services, Inc.
and Trust for Credit Unions
March 22, 2007

TCU MONEY MARKET PORTFOLIO
Objective
      The objective of the TCU Money Market Portfolio (“MMP” or the “Portfolio”) is to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing in high quality money market instruments authorized under the Federal Credit Union Act.
Performance Review
      For the six-month period that ended February 28, 2007, the MMP had a six-month simple average yield of 5.21%. This compared to the 5.00% return of the iMoneyNet First Tier—Institutional Only Average (“iMoneyNet benchmark”) for the same period. The Portfolio witnessed increased asset flows over the period and was able to outperform the iMoneyNet benchmark.
      As of February 28, 2007, the Portfolio had standardized seven-day current and effective yields, net of fee waivers, of 5.23% and 5.36%, respectively. As of that date, the Portfolio’s standardized seven-day current and effective yields, without fee waivers, would have been 5.03% and 5.16%, respectively. The standardized 7-day current and effective yields are calculated in accordance with industry regulations and do not include capital gains. The standardized 7-day current yield may differ slightly from the actual distribution rate because of the exclusion of distributed capital gains, which are non-recurring. The standardized 7-day effective yield assumes reinvestment of all dividends.
      The past performance of the Portfolio is no indication of its future results. Yields will fluctuate. Unless otherwise noted, performance reflects fee waivers in effect. In their absence, performance would be reduced.
Portfolio Composition and Investment Strategies
      The U.S. economy showed signs of slower growth for most of the six-month reporting period. This slowdown was seen primarily in the further deterioration of the housing market and the manufacturing sector. However, despite a slower economy, the labor market has remained stable. The Federal Reserve Board (the “Fed”) ended its tightening cycle in August 2006 after 17 consecutive 25 basis point increases, which left short-term interest rates at 5.25%. The minutes from the January 2007 meeting revealed that the Fed still considers inflation to be the more dominant risk over slower growth and that the Fed is on hold for now.
      Market sentiment shifted dramatically during the reporting period. Despite the fact that the Fed left the federal funds rate unchanged, the money market yield curve shifted from upward-sloping to flat/inverted. The one-year LIBOR rallied approximately 22 basis points off its highs in early September, initially from a shift away from potential Fed tightening and finally from the potential risks associated with sub-prime mortgage loans. A flattening yield curve, combined with a surge in assets, shortened the overall duration of the Portfolio. Thereafter, the duration of the Portfolio was approximately 10-20 days over the reporting period. This allowed the Portfolio to remain liquid and purchase securities at the shorter end of the curve.

      The supply of domestic bank-issued securities remained extremely low throughout the reporting period. In addition, U.S. government agencies continued issuing debt at a near record pace. This caused the credit spread between bank debt and government agencies to shrink to extremely tight levels. As a result, the Portfolio maintained a relatively high allocation to repurchase agreements and U.S. government agency securities during the reporting period.
We thank you for your investment and look forward to your continued confidence.
Goldman Sachs Money Market Portfolio Management Team
March 19, 2007

Portfolio Composition as of February 28, 2007*
Portfolio Composition as of August 31, 2006*

*	These percentages reflect Portfolio holdings as a percentage of net assets. Figures in the above charts may not sum to 100% due to the exclusion of other assets and liabilities. Holdings and allocations shown may not be representative of current or future investments. Holdings and allocations may not include the Portfolio’s entire investment portfolio, which may change at any time. Portfolio holdings should not be relied on in making investment decisions and should not be construed as research or investment advice regarding particular securities.

TCU ULTRA-SHORT DURATION GOVERNMENT PORTFOLIO
Objective
      The TCU Ultra-Short Duration Government Portfolio (“USDGP” or the “Portfolio”) seeks to achieve a high level of current income, consistent with low volatility of principal, by investing in obligations authorized under the Federal Credit Union Act. Under normal circumstances, at least 80% of the net assets (measured at the time of purchase) of USDGP will be invested in securities issued or guaranteed by the U.S. government, its agencies, instrumentalities or sponsored enterprises. The Portfolio expects that a substantial portion of these securities will be mortgage-related securities. An investment in the Portfolio is neither insured nor guaranteed by the U.S. government. USDGP’s maximum duration is equal to that of a Two-Year U.S. Treasury Security, and its target duration is to be no shorter than that of the Six-Month U.S. Treasury Bill Index and no longer than that of the One-Year U.S. Treasury Note Index. As of February 28, 2007, the Portfolio’s actual duration was 0.37 years, compared to 0.72 years for the Nine-Month Treasury average. (The Nine-Month Treasury average represents an equally weighted blend of the Six-Month U.S. Treasury Bill Index and the One-Year U.S. Treasury Note Index, as reported by Merrill Lynch. The Nine-Month Treasury average does not reflect any deduction of fees or expenses.)
Performance Review
      For the six-month period that ended February 28, 2007, the cumulative total return of USDGP was 2.70% versus the 2.56% and 2.47% cumulative total returns of the Portfolio’s benchmarks, the Six-Month U.S. Treasury Bill Index and the One-Year U.S. Treasury Note Index, respectively.
      The Portfolio’s net asset value closed at $9.45, an increase from the $9.43 net asset value on August 31, 2006. During the reporting period, the yield on the Six-Month U.S. Treasury Bill Index increased 1 basis point from 5.10% to 5.11% and the yield on the One-Year U.S. Treasury Note Index decreased 10 basis points from 5.00% to 4.90%. The yield on the Nine-Month Treasury average decreased nine basis points from 5.06% to 4.97% over the same period. As of February 28, 2007, the Portfolio’s standardized 30-day yield was 4.57% and its distribution rate was 5.39%. Its duration was 0.37 years as of that date.
      The Portfolio’s one-year, five-year and ten-year standardized total returns as of December 31, 2006 were 4.74%, 2.99%, and 4.48%, respectively. The past performance of the Portfolio is no indication of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Pursuant to the provisions of the Internal Revenue Code, the Portfolio distributes substantially all of its net investment company taxable income each year. The amount of these income distributions to Unitholders, which are calculated in accordance with relevant tax requirements, can often differ from the amount of the Portfolio’s net investment income for financial reporting purposes, which is calculated in accordance with generally accepted accounting principles.
      The Portfolio’s current expense ratio after waivers and expense limitations is 0.35% and its expense ratio before waivers and expense limitations is 0.38%. The expense ratios of the Portfolio, both with and without waivers and expense limitations, are as set forth above according to the most recent publicly available Prospectus for the Portfolio and may differ from the expense ratios disclosed in the Financial Highlights. The waivers and expense limitations are voluntary and may be modified or terminated at any time at the option of the Investment Adviser. If this occurs, the expense ratio may change without shareholder approval.
Portfolio Composition and Investment Strategies
      During the six-month reporting period, the U.S. Treasury yield curve further inverted as yields fell across the curve, except at the very short end, in response to continued weakness in the housing sector and mixed economic data. Weakness in the housing sector and declining energy prices, combined with strength in employment data and robust corporate earnings, led to uncertainty in the bond market. The beginning of 2007 was marked by a flight-to-quality, as volatility in the global equities market, along with significantly increased concerns about the U.S. sub-prime market, led to increased demand for U.S. Treasuries. The Federal Reserve Board (the “Fed”) held short-term interest rates steady at 5.25% over the period. Noting a substantial cooling in the housing market, the Fed cited lingering concerns over inflation amid a more moderate pace of economic expansion during the coming quarters. Most investment grade spread sectors outperformed Treasuries, with the credit sector leading the way.
      A combination of top-down and bottom-up strategies impacted the Portfolio’s performance over the period. The Portfolio was positioned defensively over the period, maintaining a short duration in anticipation of higher interest rates. This strategy was a drag on returns as yields fell over the period. In terms of our cross-sector strategies, wider mortgage spreads also detracted from results. Although mortgages posted strong performance in 2006 and spreads tightened, they lost some ground at the beginning of 2007 as spreads experienced increased volatility. On the other hand, exposures to agency and swap spreads lent support to performance. In addition, we continued to take advantage of opportunities to add value in security-specific trades. We emphasized adjustable-rate mortgages (“ARMs”) and collateralized mortgage obligations (“CMOs”) in order to maximize option-adjusted spreads, while seeking to limit risk. The Portfolio also held pass-through mortgages.
      We continue to hold a defensive posture in the Portfolio as we believe interest rates are currently low and there is room for rates to increase. We hold a meaningful position in shorter duration securities and cash equivalents, namely short agency debentures, as they offer attractive spreads relative to Treasuries. As some of these short agency securities have matured and valuations changed, this exposure has decreased over time. Within mortgages, we continue to emphasize securities that offer attractive spreads, namely ARMs. We continue to evaluate security selection opportunities across the mortgage and government markets as relative valuations change over time.
We thank you for your investment and look forward to your continued confidence.
Goldman Sachs U.S. Fixed Income Investment Management Team
March 21, 2007

Portfolio Composition — Sector Allocation:
February 28, 2007*
August 31, 2006*

Portfolio Composition — Issuer Allocation:
February 28, 2007*
August 31, 2006*

*	These percentages reflect Portfolio holdings as a percentage of net assets. Figures in the above charts may not sum to 100% due to the exclusion of other assets and liabilities. Holdings and allocations shown may not be representative of current or future investments. Holdings and allocations may not include the Portfolio’s entire investment portfolio, which may change at any time. Portfolio holdings should not be relied on in making investment decisions and should not be construed as research or investment advice regarding particular securities.

The Six-Month U.S. Treasury Bill Index and the One-Year U.S. Treasury Note Index, as reported by Merrill Lynch, do not reflect any deduction for fees, expenses or taxes. It is not possible to invest directly in an unmanaged index. The TCU Ultra-Short Duration Government Portfolio is not a money market fund. Investors in this Portfolio should understand that the net asset value of the Portfolio will fluctuate, which may result in a loss of the principal amount invested. The Portfolio’s net asset value and yield are not guaranteed by the U.S. government or by its agencies, instrumentalities or sponsored enterprises. Investments in fixed income securities are subject to the risks associated with debt securities including credit and interest rate risk. The guarantee on U.S. government securities applies only to the underlying securities of the Portfolio if held to maturity and not to the value of the Portfolio’s units. The Portfolio’s investments in mortgage-backed securities are subject to prepayment risks. These risks may result in greater share price volatility.

TCU SHORT DURATION PORTFOLIO
Objective
      The TCU Short Duration Portfolio (“SDP” or the “Portfolio”) seeks to achieve a high level of current income, consistent with relatively low volatility of principal, by investing in obligations authorized under the Federal Credit Union Act. During normal market conditions, SDP intends to invest a substantial portion of its assets in mortgage-related securities, which include privately-issued mortgage-related securities rated, at the time of purchase, in one of the two highest rating categories by a Nationally Recognized Statistical Rating Organization (“NRSRO”) and mortgage-related securities issued or guaranteed by the U.S. government, its agencies, instrumentalities or sponsored enterprises. Mortgage-related securities held by SDP may include adjustable rate and fixed rate mortgage pass-through securities, collateralized mortgage obligations and other multi-class mortgage-related securities, as well as other securities that are collateralized by or represent direct or indirect interests in mortgage-related securities or mortgage loans. An investment in the Portfolio is neither insured nor guaranteed by the U.S. government. SDP invests in obligations authorized under the Federal Credit Union Act with a maximum portfolio duration not to exceed that of a Three-Year U.S. Treasury Security and a target duration equal to that of its benchmark, the Two-Year U.S. Treasury Index. As of February 28, 2007, the Portfolio’s actual duration was 1.60 years, versus 1.89 years for its benchmark.
Performance Review
      The Portfolio’s cumulative total return for the six-month period ended February 28, 2007 was 2.86%, versus a 2.52% cumulative total return for the Two-Year U.S. Treasury Index. The Portfolio’s net asset value increased during the review period, closing at $9.56, versus $9.51 on August 31, 2006, which is consistent with the rising interest rate environment. During the reporting period, the yield on the Portfolio’s benchmark decreased 13 basis points from 4.77% to 4.64%. Net asset value movements reflect, among other things, the Portfolio’s duration of 1.60 years, as well as the impact of market forces, including interest rates. As of February 28, 2007, the Portfolio’s standardized 30-day yield was 4.45% and its distribution rate was 4.99%.
      The Portfolio’s one-year, five-year and ten-year standardized total returns as of December 31, 2006 were 4.80%, 3.53% and 5.10%, respectively. The past performance of the Portfolio is no indication of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, will be worth more or less than their original cost. Pursuant to the provisions of the Internal Revenue Code, the Portfolio distributes substantially all of its net investment company taxable income each year. The amount of these income distributions to Unitholders, which are calculated in accordance with relevant tax requirements, can often differ from the amount of the Portfolio’s net investment income for financial reporting purposes, which is calculated in accordance with generally accepted accounting principles.
      The Portfolio’s current expense ratio after waivers and expense limitations and expense ratio before waivers and expense limitations are both 0.32%. The expense ratios of the Portfolio, both with and without waivers and expense limitations, are as set forth above according to the most recent publicly available Prospectus for the Portfolio and may differ from the expense ratios disclosed in the Financial

Highlights. The waivers and expense limitations are voluntary and may be modified or terminated at any time at the option of the Investment Adviser. If this occurs, the expense ratio may change without shareholder approval.
Portfolio Composition and Investment Strategies
      During the six-month reporting period, the U.S. Treasury yield curve further inverted as yields fell across the curve, except at the very short end, in response to continued weakness in the housing sector and mixed economic data. Weakness in the housing sector and declining energy prices, combined with strength in employment data and robust corporate earnings, led to uncertainty in the bond market. The beginning of 2007 was marked by a flight-to-quality, as volatility in the global equities market, along with significantly increased concerns about the U.S. sub-prime market, led to increased demand for U.S. Treasuries. The Federal Reserve Board (the “Fed”) held short-term interest rates steady at 5.25% over the period. Noting a substantial cooling in the housing market, the Fed cited lingering concerns over inflation amid a more moderate pace of economic expansion during the coming quarters. Most investment grade spread sectors outperformed Treasuries, with the credit sector leading the way.
      A combination of top-down and bottom-up strategies impacted the Portfolio’s performance over the period. The Portfolio was positioned defensively over the period, maintaining a short duration in anticipation of higher interest rates. This strategy was a drag on returns as yields fell over the period. In terms of our cross-sector strategies, wider mortgage spreads also detracted from results. Although mortgages posted strong performance in 2006 and spreads tightened, they lost some ground at the beginning of 2007 as spreads experienced increased volatility. On the other hand, exposures to agency and swap spreads lent support to performance. In addition, we continued to take advantage of opportunities to add value in security-specific trades. We emphasized adjustable-rate mortgages (“ARMs”) and collateralized mortgage obligations (“CMOs”) in order to maximize option-adjusted spreads, while seeking to limit risk. The Portfolio also held pass-through mortgages.
      We continue to hold a defensive posture in the Portfolio as we believe interest rates are currently low and there is room for rates to increase. We hold a meaningful position in shorter duration securities and cash equivalents, namely short agency debentures, as they offer attractive spreads relative to Treasuries. As some of these short agency securities have matured and valuations changed, this exposure has decreased over time. Although the mortgage sector, and in particular pass-throughs, still appear expensive, we believe there are attractive security selection opportunities within the other mortgage subsectors. We increased the Portfolio’s allocations to ARMs as we continue to find value in select securities. We continue to evaluate security selection opportunities across the mortgage and government markets as relative valuations change over time.
We thank you for your investment and look forward to your continued confidence.
Goldman Sachs U.S. Fixed Income Investment Management Team
March 21, 2007

Portfolio Composition — Sector Allocation:
February 28, 2007*
August 31, 2006*

Portfolio Composition — Issuer Allocation:
February 28, 2007*
August 31, 2006*

*	These percentages reflect Portfolio holdings as a percentage of net assets. Figures in the above charts may not sum to 100% due to the exclusion of other assets and liabilities. Holdings and allocations shown may not be representative of current or future investments. Holdings and allocations may not include the Portfolio’s entire investment portfolio, which may change at any time. Portfolio holdings should not be relied on in making investment decisions and should not be construed as research or investment advice regarding particular securities.

The Two-Year U.S. Treasury Index, as reported by Merrill Lynch, does not reflect any deduction for fees, expenses or taxes. It is not possible to invest directly in an unmanaged index. The TCU Short Duration Portfolio is not a money market fund. Investors in this Portfolio should understand that the net asset value of the Portfolio will fluctuate, which may result in a loss of the principal amount invested. The Portfolio’s net asset value and yield are not guaranteed by the U.S. government or by its agencies, instrumentalities or sponsored enterprises. Investments in fixed income securities are subject to the risks associated with debt securities including credit and interest rate risk. The guarantee on U.S. government securities applies only to the underlying securities of the Portfolio if held to maturity and not to the value of the Portfolio’s units. The Portfolio’s investments in mortgage-backed securities are subject to prepayment risks. These risks may result in greater share price volatility.

TRUST FOR CREDIT UNIONS

MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
February 28, 2007
(Unaudited)
($ in Thousands)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Bank Notes (3.5%)
Bank of America, N.A.
$14,000	5.305%	04/09/07	$14,000
3,000	5.650	06/25/07	3,000

Total Bank Notes			$17,000

Certificates of Deposit (3.2%)
National City Bank
$5,000	5.170%	03/30/07	$5,000
Suntrust Bank
1,000	5.350	08/03/07	1,000
Washington Mutual Bank
5,000	5.330	03/19/07	5,000
Wells Fargo Bank
5,000	5.600	07/19/07	5,000

Total Certificates of Deposit			$16,000

Variable Rate Obligations(a) (5.9%)
American Express Centurion Bank
$9,000	5.320%	03/19/07	$9,002
Suntrust Bank
10,000	5.290	03/01/07	10,000
Wachovia Bank, N.A.
10,000	5.324	03/30/07	10,000

Total Variable Rate Obligations			$29,002

Total Investments Before Repurchase Agreements			$62,002

Repurchase Agreements (87.4%)
Joint Repurchase Agreement Account II(b)
$418,200	5.335%	03/01/07	418,200
Maturity Value: $418,262
UBS AG
2,000	5.240	01/04/08	2,000
Maturity Value: $2,105
Dated: 01/04/2007
(Collateralized by Federal National Mortgage Association, 5.00%, due 03/01/2034. The market value of the collateral, including accrued interest, was $2,040.)
10,000	5.290	05/07/07	10,000
Maturity Value: $10,536
Dated: 02/05/2007
(Collateralized by Federal National Mortgage Association, 5.00%, due 06/01/2033 to 03/01/2034. The aggregate market value of the collateral, including accrued interest, was $10,203.)
Total Repurchase Agreements			$430,200

Total Investments (100.0%)			$492,202

Other Assets In Excess Of Liabilities—0.0%			$79

Net Assets—100%			$492,281

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Variable rate securities. Interest rates disclosed are those which are in effect at February 28, 2007.

(b)	Joint repurchase agreement was entered into on February 28, 2007. Additional information appears on page 24.
The accompanying notes are an integral
part of these financial statements.

TRUST FOR CREDIT UNIONS

ULTRA-SHORT DURATION GOVERNMENT PORTFOLIO
SCHEDULE OF INVESTMENTS
February 28, 2007
(Unaudited)
($ in Thousands)

Principal	Interest	Maturity
Amount	Rate	Date	Value

Mortgage-Backed Obligations (41.8%)
Adjustable Rate FHLMC(a) (2.3%)
$686	4.842%	02/01/18	$675
743	5.911	11/01/18	745
3,044	7.009	11/01/19	3,147
237	6.565	11/01/22	236
244	6.772	11/01/22	244
170	7.250	10/01/24	174
440	5.842	10/01/25	443
1,166	6.679	08/01/28	1,197
175	6.609	07/01/29	176
564	7.025	05/01/31	574

Total Adjustable Rate FHLMC			7,611

Adjustable Rate FNMA(a) (15.2%)
220	4.415	10/01/13	219
258	5.898	07/01/17	260
277	6.535	11/01/17	280
247	7.169	11/01/17	253
232	7.419	11/01/17	237
578	7.090	03/01/18	596
197	6.622	04/01/18	201
114	6.785	05/01/18	115
208	6.896	06/01/18	215
2,375	5.632	10/01/18	2,367
253	5.900	02/01/19	254
280	6.691	05/01/19	285
177	6.864	12/01/19	180
419	6.875	01/01/20	427
217	6.621	05/01/20	219
874	7.252	05/01/20	903
729	6.741	12/01/20	727
1,114	5.877	12/25/20	1,114
34	6.797	10/01/21	35
1,345	7.099	02/01/22	1,391
200	5.844	01/01/23	205
543	6.721	03/01/24	543
128	7.191	04/01/25	130
590	6.858	10/01/25	610
652	5.596	07/01/27	658
501	6.725	07/01/27	509
621	5.846	01/01/29	627
154	5.846	02/01/29	155
12,049	6.108	08/01/29	12,251
115	7.138	07/01/31	118
583	5.526	07/01/32	588
985	5.637	07/01/32	989
748	6.773	09/01/32	764
3,409	5.284	01/01/33	3,421
478	4.485	03/01/33	485
4,452	5.596	08/01/33	4,496
2,410	3.849	10/01/33	2,400
3,956	3.548	04/01/34	3,960
1,010	5.608	07/01/34	1,020
1,725	5.608	08/01/34	1,742
3,904	5.608	08/01/44	3,944

Total Adjustable Rate FNMA			49,893

Adjustable Rate GNMA(a) (4.4%)
1,218	4.500	04/20/34	1,214
4,993	4.250	06/20/34	4,985
8,348	4.750	08/20/34	8,358

Total Adjustable Rate GNMA			14,557

Fixed Rate FHLMC (2.3%)
144	6.500	11/01/10	146
775	6.500	09/01/13	793
642	6.500	10/01/13	657
231	6.500	05/01/14	237
321	6.500	06/01/14	329
2,332	6.000	12/01/14	2,338
1,153	8.000	12/01/15	1,190
1,503	6.000	03/01/16	1,522
221	6.500	07/01/16	226

Total Fixed Rate FHLMC			7,438

The accompanying notes are an integral
part of these financial statements.

TRUST FOR CREDIT UNIONS

ULTRA-SHORT DURATION GOVERNMENT PORTFOLIO
SCHEDULE OF INVESTMENTS—(Continued)
February 28, 2007
(Unaudited)
($ in Thousands)

Principal	Interest	Maturity
Amount	Rate	Date	Value

Mortgage-Backed Obligations—(Continued)
Fixed Rate FNMA (0.8%)
$1,984	6.000%	06/01/09	$2,003
701	8.500	04/01/16	745

Total Fixed Rate FNMA			2,748

Fixed Rate GNMA (0.1%)
153	7.000	04/15/26	159

CMOs (16.7%)
Regular Floater CMO(a) (8.4%)
FHLMC REMIC Series 1448, Class F
363	6.775	12/15/22	366
FHLMC Series 1009, Class D
63	5.975	10/15/20	63
FHLMC Series 1066, Class P
193	6.275	04/15/21	193
FHLMC Series 1222, Class P
267	4.460	03/15/22	267
FHLMC Series 1555, Class FA
157	6.575	08/15/08	157
FHLMC Series 1575, Class FA
499	6.875	08/15/08	501
FHLMC Series 1604, Class FC
368	4.120	11/15/08	364
FHLMC Series 1618, Class F
28	4.360	11/15/08	28
FHLMC Series 1689, Class FD
1,312	4.270	10/15/23	1,300
FHLMC Series 1698, Class FA
528	6.175	03/15/09	531
FNMA REMIC Trust Series 1992-033, Class F
64	4.300	03/25/22	63
FNMA REMIC Trust Series 1992-137, Class F
1,301	6.344	08/25/22	1,314
FNMA REMIC Trust Series 1992-155, Class FC
225	6.194	09/25/07	225
FNMA REMIC Trust Series 1993-093, Class FB
165	5.246	05/25/08	164
FNMA REMIC Trust Series 1993-190, Class F
128	5.446	10/25/08	128
FNMA REMIC Trust Series 1998-21, Class F
727	5.310	03/25/28	713
FNMA Series 1993-027, Class F
1,562	6.494	02/25/23	1,599
FNMA Series 1993-191, Class FC
698	5.196	10/25/08	696
FNMA Series 2001-60, Class O
3,083	6.270	10/25/31	3,162
FNMA Series 2001-70, Class OF
1,028	6.270	10/25/31	1,052
FNMA Series 2001-W4, Class AV1
555	5.600	02/25/32	555
FNMA Series 2002-T7, Class A1
1,596	5.540	07/25/32	1,596
FNMA Series 2002-W2, Class AV1
915	5.580	06/25/32	915
FNMA Series 2003-T3, Class 1A
283	5.440	06/25/33	283
FNMA Series 2006-5, Class 2A1
11,273	5.408	11/25/28	11,300

Total Regular Floater CMO			27,535

PAC CMO (5.2%)
FHLMC REMIC Trust Series 1432, Class H
34	7.500	12/15/07	34
FHLMC Series 1250, Class J
712	7.000	05/15/22	711
FHLMC Series 1308, Class J
27	8.500	06/15/07	27
FHLMC Series 1461, Class H
1,406	6.500	01/15/08	1,404
FHLMC Series 1475, Class K
632	7.000	02/15/08	631
FHLMC Series 1513, Class N
773	6.500	05/15/08	771
The accompanying notes are an integral
part of these financial statements.

TRUST FOR CREDIT UNIONS

ULTRA-SHORT DURATION GOVERNMENT PORTFOLIO
SCHEDULE OF INVESTMENTS—(Continued)
February 28, 2007
(Unaudited)
($ in Thousands)

Principal	Interest	Maturity
Amount	Rate	Date	Value

Mortgage-Backed Obligations—(Continued)
PAC CMO—(Continued)
FHLMC Series 1685, Class G
$1,256	6.000%	09/15/23	$1,256
FHLMC Series 2440, Class OU
2,420	6.500	09/15/09	2,419
FNMA REMIC Trust Series 1991-67, Class J
1,480	7.500	08/25/21	1,547
FNMA REMIC Trust Series 1992-094, Class J
31	7.000	05/25/07	31
FNMA REMIC Trust Series 1992-175, Class PH
250	7.000	10/25/07	250
FNMA REMIC Trust Series 1993-040, Class H
669	6.800	04/25/08	670
FNMA REMIC Trust Series 1993-174, Class H
349	6.500	09/25/08	348
FNMA Series 1993-225, Class WC
2,717	6.500	12/25/13	2,789
FNMA Series 1994-51, Class PJ
282	6.500	09/25/23	282
FNMA Series 2002-16, Class LH
3,127	6.500	03/25/31	3,140
GNMA REMIC Trust Series 2001-10, Class PD
637	6.500	08/16/30	647

Total PAC CMO			16,957

Sequential Fixed Rate CMO (2.1%)
FHLMC REMIC Series 1720, Class PJ
974	7.250	01/15/24	987
FHLMC Series 1216, Class GC
23	7.000	03/15/07	23
FHLMC Series 1331, Class O
243	8.000	07/15/07	243
FHLMC Series 1823, Class C
831	6.000	12/15/08	833
FHLMC Series 2367, Class BC
257	6.000	04/15/16	257
FHLMC Series 2543, Class AD
608	8.500	01/15/16	622
FHLMC Series 2663, Class KV
95	6.000	04/15/12	95
FNMA REMIC Trust Series 1992-53, Class G
12	7.000	04/25/07	12
FNMA Series 2000-16, Class ZG
1,205	8.500	06/25/30	1,293
FNMA Series 2000-32, Class Z
1,647	7.500	10/18/30	1,737
FNMA Series 2002-73, Class AD
815	8.500	12/25/15	836

Total Sequential Fixed Rate CMO			6,938

Support CMO (1.0%)
FHLMC Series 1605, Class E
3,133	6.500	10/15/08	3,125

Total CMOs			54,555

Total Mortgage-Backed Obligations (cost $138,958)			$136,961

Agency Debentures (15.7%)
FHLMC
$25,000	4.500%	04/18/07	$24,973
17,200	5.000	09/17/07	17,175
Small Business Administration(a)
431	6.075	03/25/14	431
Sri Lanka Aid(a)
9,000	5.660	11/01/24	8,942

Total Agency Debentures (cost $51,607)			$51,521

The accompanying notes are an integral
part of these financial statements.

TRUST FOR CREDIT UNIONS

ULTRA-SHORT DURATION GOVERNMENT PORTFOLIO
SCHEDULE OF INVESTMENTS—(Continued)
February 28, 2007
(Unaudited)
($ in Thousands)

Principal	Interest	Maturity
Amount	Rate	Date	Value

U.S. Treasury Obligation (1.8%)
United States Treasury Notes
$5,900	4.625%	02/29/08	$5,884

Total Investments Before Repurchase Agreement (cost $196,451)			$194,366

Repurchase Agreement(b) (40.6%)
Joint Repurchase Agreement Account II
$133,000	5.335%	03/01/07	$133,000

Maturity Value: $133,020 (cost $133,000)
Total Investments (99.9%) (cost $329,451)			$327,366

Other Assets In Excess Of Liabilities—0.1%			465

Net Assets—100%			$327,831

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Variable rate securities. Interest rates disclosed are those which are in effect at February 28, 2007.

(b)	Joint repurchase agreement was entered into on February 28, 2007. Additional information appears on page 24.

Investment Abbreviations:
CMO—Collateralized Mortgage Obligation
FHLMC—Federal Home Loan Mortgage Corp.
FNMA—Federal National Mortgage Association
GNMA—Government National Mortgage Association
PAC—Planned Amortization Class
REMIC—Real Estate Mortgage Investment Conduit

The accompanying notes are an integral
part of these financial statements.

TRUST FOR CREDIT UNIONS

SHORT DURATION PORTFOLIO
SCHEDULE OF INVESTMENTS
February 28, 2007
(Unaudited)
($ in Thousands)

Principal	Interest	Maturity
Amount	Rate	Date	Value

Mortgage-Backed Obligations (82.7%)
Adjustable Rate FHLMC(a) (8.4%)
$1,026	4.828%	09/01/32	$1,043
14,113	3.323	09/01/33	13,906
5,126	3.879	01/01/34	5,072
2,875	4.153	09/01/34	2,883
5,944	4.287	10/01/34	5,945
1,688	4.816	11/01/34	1,690
5,437	4.582	08/01/35	5,391
7,483	4.456	10/01/35	7,487
6,545	5.204	05/01/36	6,557

Total Adjustable Rate FHLMC			49,974

Adjustable Rate FNMA(a) (27.5%)
598	6.048	05/01/32	610
768	6.773	09/01/32	784
663	4.715	10/01/32	674
1,707	4.453	01/01/33	1,731
1,869	4.652	01/01/33	1,897
2,319	4.216	02/01/33	2,340
3,474	3.980	04/01/33	3,452
1,731	4.173	04/01/33	1,753
2,839	4.394	04/01/33	2,873
5,045	3.846	07/01/33	5,024
4,025	3.876	07/01/33	4,023
3,700	4.084	08/01/33	3,667
4,886	5.277	08/01/33	4,930
3,214	3.849	10/01/33	3,201
6,782	4.304	11/01/33	6,730
849	4.555	11/01/33	849
6,354	3.959	12/01/33	6,282
6,474	4.298	12/01/33	6,462
1,455	4.466	01/01/34	1,451
1,585	4.267	02/01/34	1,567
1,981	4.331	02/01/34	1,968
5,532	4.158	03/01/34	5,451
2,824	4.320	03/01/34	2,806
4,087	3.560	04/01/34	4,088
1,707	4.989	08/01/34	1,701
3,967	4.751	10/01/34	4,001
2,685	4.416	03/01/35	2,681
6,312	4.678	04/01/35	6,244
2,514	4.186	05/01/35	2,502
6,384	4.286	05/01/35	6,341
2,864	4.299	05/01/35	2,873
8,866	4.506	05/01/35	8,847
5,106	4.754	05/01/35	5,066
7,442	4.667	06/01/35	7,451
4,939	5.064	06/01/35	4,928
6,092	4.250	08/01/35	5,977
3,583	4.498	09/01/35	3,549
7,698	4.624	09/01/35	7,601
1,539	4.664	10/01/35	1,542
6,821	5.297	12/01/35	6,840
6,592	5.253	02/01/36	6,577
5,135	5.068	03/01/36	5,142

Total Adjustable Rate FNMA			164,476

Adjustable Rate GNMA(a) (0.4%)
2,635	4.500	12/20/34	2,619

Fixed Rate FHLMC Gold (7.6%)
35	7.000	03/01/09	35
28	7.000	04/01/09	28
383	7.000	06/01/09	388
32	7.000	03/01/12	33
617	7.000	12/01/12	628
936	5.000	12/01/13	932
1,062	4.000	01/01/14	1,032
49	8.000	07/01/14	52
11,284	4.500	03/01/15	11,092
17	7.000	03/01/15	18
19,637	4.500	04/01/15	19,286
2,782	5.500	05/01/15	2,796
326	5.500	06/01/17	328
205	8.000	09/01/17	217
449	5.500	10/01/17	450
The accompanying notes are an integral
part of these financial statements.

TRUST FOR CREDIT UNIONS

SHORT DURATION PORTFOLIO
SCHEDULE OF INVESTMENTS—(Continued)
February 28, 2007
(Unaudited)
($ in Thousands)

Principal		Interest	Maturity
Amount		Rate	Date	Value

Mortgage-Backed Obligations—(Continued)
Fixed Rate FHLMC Gold—(Continued)
$1,008		8.000%	11/01/17	$1,063
1,056		5.500	03/01/18	1,060
572		5.500	04/01/18	575
851		6.500	05/01/18	877
70		6.000	10/01/18	72
20		6.000	11/01/18	20
4,072		5.500	02/01/19	4,084
153		6.500	12/01/29	158

Total Fixed Rate FHLMC Gold				45,224

Fixed Rate FNMA (9.7%)
223		6.500	09/01/08	225
146		6.000	12/01/08	146
10		7.500	09/01/10	11
3,311		6.000	01/01/12	3,361
847		6.000	04/01/12	860
1,237		6.000	05/01/12	1,256
1,691		6.000	06/01/12	1,717
66		7.500	07/01/12	68
3,241		6.000	09/01/12	3,292
261		5.000	11/01/12	260
5,548		5.500	01/01/13	5,556
4		8.000	01/01/13	4
1,865		4.500	08/01/13	1,834
13,171		4.500	09/01/13	12,955
6,366		4.000	04/01/14	6,170
2,221		5.500	09/01/14	2,233
1,171		5.500	12/01/14	1,178
19		6.000	02/01/18	19
3,515		5.500	05/01/18	3,529
216		6.000	05/01/18	219
1,235		5.500	06/01/18	1,240
14		6.000	08/01/18	14
14		6.000	09/01/18	14
1,025		5.500	10/01/18	1,029
1,356		5.500	11/01/18	1,362
1,236		6.000	11/01/18	1,250
72		5.500	12/01/18	72
2,247		6.000	12/01/18	2,272
1,796		6.000	01/01/19	1,815
26		6.000	02/01/19	27
657		6.000	04/01/19	667
149		6.000	05/01/19	152
206		6.000	10/01/23	208
729		7.000	08/01/28	755
1,113		7.000	11/01/28	1,153
140		7.000	02/01/32	145
275		7.000	05/01/32	285
577		7.000	09/01/32	593

Total Fixed Rate FNMA				57,946

Fixed Rate GNMA (0.1%)
3		6.000	07/15/08	3
6		6.000	08/15/08	6
91		6.000	09/15/08	93
100		6.000	10/15/08	100
17		6.000	11/15/08	17
11		6.000	12/15/08	11
36		6.000	01/15/09	36
10		6.000	02/15/09	11
15		6.000	05/15/09	15
—	(b)	8.500	07/15/09	—	(b)
—	(b)	8.500	09/15/09	—	(b)
1		8.500	12/15/09	1
72		8.500	01/15/10	74
54		8.500	02/15/10	57
24		8.500	03/15/10	25
26		8.500	04/15/10	27
10		8.500	05/15/10	10
35		8.500	06/15/10	37
14		8.500	07/15/10	14
28		8.500	08/15/10	29
24		8.500	10/15/10	25
33		8.500	11/15/10	35
The accompanying notes are an integral
part of these financial statements.

TRUST FOR CREDIT UNIONS

SHORT DURATION PORTFOLIO
SCHEDULE OF INVESTMENTS—(Continued)
February 28, 2007
(Unaudited)
($ in Thousands)

Principal	Interest	Maturity
Amount	Rate	Date	Value

Mortgage-Backed Obligations—(Continued)
Fixed Rate GNMA—(Continued)
$24	8.500%	12/15/10	$25
33	8.500	09/15/11	34
71	8.500	10/15/11	73
25	8.500	03/15/12	26
51	8.500	07/15/12	53

Total Fixed Rate GNMA			837

CMO (29.0%)
Adjustable Rate CMO(a) (22.4%)
Adjustable Rate Mortgage Trust Series 2004-4, Class 1A1
2,640	4.910	03/25/35	2,651
Adjustable Rate Mortgage Trust Series 2005-4, Class 1A1
5,161	4.722	08/25/35	5,204
Banc of America Mortgage Securities Series 2004-D, Class 1A1
1,533	3.515	05/25/34	1,538
Banc of America Mortgage Securities Series 2005-G, Class 2A1
869	4.927	08/25/35	862
Bear Stearns Adjustable Rate Mortgage Trust Series 2005-10, Class A3
5,100	4.650	10/25/35	5,088
Bear Stearns Adjustable Rate Mortgage Trust Series 2005-9, Class A1
6,937	4.625	10/25/35	6,818
Chase Mortgage Finance Corp. Series 2007-A1, Class 1A3
5,000	4.366	02/25/37	4,944
Chase Mortgage Finance Corp. Series 2007-A1, Class 2A1
6,000	4.143	02/25/37	5,894
Chase Mortgage Finance Corp. Series 2007-A1, Class 4A1
3,000	4.501	02/25/37	2,968
Countrywide Home Loans Series 2003-37, Class 1A1
118	5.857	08/25/33	118
First Horizon Alternative Mortgage Securities Series 2005-AA2, Class 1A1
840	5.069	03/25/35	844
First Horizon Alternative Mortgage Securities Series 2005-AA5, Class 1A1
1,504	5.317	07/25/35	1,511
Indymac Index Mortgage Loan Trust Series 2004-AR4, Class 1A
3,734	4.474	08/25/34	3,766
JPMorgan Mortgage Trust Series 2005-A2, Class 1A1
919	4.743	04/25/35	915
JPMorgan Mortgage Trust Series 2007-A1, Class 1A1
1,985	4.202	07/25/35	1,951
JPMorgan Mortgage Trust Series 2007-A1, Class 2A2
991	4.768	07/25/35	983
JPMorgan Mortgage Trust Series 2007-A1, Class 4A2
996	4.071	07/25/35	977
JPMorgan Mortgage Trust Series 2007-A1, Class 5A2
1,982	4.771	07/25/35	1,965
Merrill Lynch Mortgage Investors, Inc. Series 2003-A4, Class 1A
1,015	6.423	07/25/33	1,022
Merrill Lynch Mortgage Investors, Inc. Series 2005-A9, Class 2A1C
7,000	5.155	12/25/35	6,967
Salomon Brothers Mortgage Securities VII, Inc. Series 1994-20, Class A
171	7.766	12/25/24	170
Structured Adjustable Rate Mortgage Loan Series 2004-1, Class 3A3
226	7.362	02/25/34	230
Structured Adjustable Rate Mortgage Loan Series 2004-2, Class 2A
513	6.204	03/25/34	522
Structured Adjustable Rate Mortgage Loan Series 2004-5, Class 1A
2,534	4.482	05/25/34	2,558
The accompanying notes are an integral
part of these financial statements.

TRUST FOR CREDIT UNIONS

SHORT DURATION PORTFOLIO
SCHEDULE OF INVESTMENTS—(Continued)
February 28, 2007
(Unaudited)
($ in Thousands)

Principal	Interest	Maturity
Amount	Rate	Date	Value

Mortgage-Backed Obligations—(Continued)
Adjustable Rate CMO(a)—(Continued)
Structured Adjustable Rate Mortgage Loan Series 2004-6, Class 3A2
$5,631	4.715%	06/25/34	$5,621
Structured Asset Securities Corp. Series 2003-34A, Class 3A3
2,297	4.700	11/25/33	2,304
Structured Asset Securities Corp. Series 2003-37A, Class 3A7
5,531	4.520	12/25/33	5,524
Washington Mutual Mortgage Pass-Through Certificates Series 2003-AR6, Class A1
1,624	4.337	06/25/33	1,625
Washington Mutual Mortgage Pass-Through Certificates Series 2005-AR10, Class 1A3
4,000	4.835	09/25/35	3,997
Washington Mutual Mortgage Pass-Through Certificates Series 2005-AR12, Class 1A8
6,151	4.838	10/25/35	6,106
Washington Mutual Mortgage Pass-Through Certificates Series 2006-AR19, Class 1A
953	5.673	01/25/47	953
Wells Fargo Mortgage Backed Securities Trust Series 2005-AR1, Class 1A1
10,186	4.542	02/25/35	10,038
Wells Fargo Mortgage Backed Securities Trust Series 2005-AR16, Class 6A3
5,865	5.000	10/25/35	5,811
Wells Fargo Mortgage Backed Securities Trust Series 2005-AR4, Class 2A2
9,831	4.522	04/25/35	9,700
Wells Fargo Mortgage Backed Securities Trust Series 2006-AR10, Class 5A3
4,314	5.602	07/25/36	4,307
Wells Fargo Mortgage Backed Securities Trust Series 2006-AR2, Class 2A3
12,493	5.090	03/25/36	12,464
Wells Fargo Series 2005-AR16, Class 1A1
4,829	4.976	10/25/35	4,867

Total Adjustable Rate CMO			133,783

Regular Floater CMO(a) (0.2%)
FHLMC REMIC Series 1448, Class F
847	6.775	12/15/22	853
FNMA REMIC Series 1993-220, Class PF
61	4.280	09/25/13	60

Total Regular Floater CMO			913

PAC CMO (2.6%)
FHLMC REMIC Series 1506, Class PI
2,099	6.750	05/15/08	2,095
FHLMC REMIC Series 1661, Class PJ
3,630	6.500	01/15/09	3,632
FHLMC REMIC Series 3028, Class MB
6,512	5.000	12/15/26	6,499
FNMA REMIC Series 2005-87, Class CL
3,546	5.000	10/25/35	3,529

Total PAC CMO			15,755

Support CMO (0.0%)
FNMA REMIC Trust Series 1993-131, Class Z
256	7.000	07/25/08	258

Sequential Fixed Rate CMO (3.8%)
FHLMC REMIC Series 1342, Class H
115	7.500	08/15/07	114
FHLMC REMIC Series 1720, Class PJ
487	7.250	01/15/24	493
FHLMC REMIC Series 1980, Class Z
1,258	7.000	07/15/27	1,302
FHLMC REMIC Series 2236, Class Z
8,610	8.500	06/15/30	9,303
FHLMC REMIC Series 2417, Class VK
2,295	6.000	07/15/18	2,298
The accompanying notes are an integral
part of these financial statements.

TRUST FOR CREDIT UNIONS

SHORT DURATION PORTFOLIO
SCHEDULE OF INVESTMENTS—(Continued)
February 28, 2007
(Unaudited)
($ in Thousands)

Principal	Interest	Maturity
Amount	Rate	Date	Value

Mortgage-Backed Obligations—(Continued)
Sequential Fixed Rate CMO—(Continued)
FNMA REMIC Series 1988-12, Class A(a)
$303	10.000%	02/25/18	$340
FNMA REMIC Series 2001-42, Class HG
689	10.000	09/25/16	764
FNMA REMIC Series G92-44, Class Z
1,812	8.000	07/25/22	1,927
FNMA REMIC Trust Series 1992-193, Class HB
970	6.500	11/25/07	970
FNMA REMIC Trust Series 1992-53, Class G
15	7.000	04/25/07	15
GNMA REMIC Trust Series 2001-60, Class PD
857	6.000	10/20/30	859
GNMA REMIC Trust Series 2001-62, Class VL
2,310	6.500	11/16/17	2,325
Residential Funding Securities Corp. Series 2003-RM2, Class AI5
1,825	8.500	05/25/33	1,973

Total Sequential Fixed Rate CMO			22,683

Total CMO			173,392

Total Mortgage-Backed Obligations (cost $495,294)			$494,468

Agency Debentures (13.3%)
FFCB
$7,600	3.800%	09/07/07	$7,543
FHLB
10,000	3.030	06/12/08	9,760
23,000	5.000	12/11/09	23,117
FHLMC
25,000	4.480	09/19/08	24,815
FNMA
14,500	4.000	07/25/08	14,331

Total Agency Debentures (cost $79,638)			$79,566

U.S. Treasury Obligations (2.6%)
United States Treasury Notes
11,200	4.875	08/15/09	11,273
4,000	4.500	09/30/11	3,996

Total U.S. Treasury Obligations (cost $15,205)			$15,269

Total Investments Before Repurchase Agreement (cost $590,137)			$589,303

Repurchase Agreement(c) (0.2%)
Joint Repurchase Agreement Account II
$1,400	5.335%	03/01/07	$1,400

Maturity Value: $1,400 (cost $1,400)
Total Investments (98.8%) (cost $591,537)			$590,703

Other Assets In Excess of Liabilities—1.2%			7,015

Net Assets—100%			$597,718

The percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.

(a)	Variable rate securities. Interest rates disclosed are those which are in effect at February 28, 2007.

(b)	Principal amount and value of security held is less than $500.

(c)	Joint repurchase agreement was entered into on February 28, 2007. Additional information appears on page 24.

Investment Abbreviations:
CMO—Collateralized Mortgage Obligation
FFCB—Federal Farm Credit Bank
FHLB—Federal Home Loan Bank
FHLMC—Federal Home Loan Mortgage Corp.
FNMA—Federal National Mortgage Association
GNMA—Government National Mortgage Association
PAC—Planned Amortization Class
REMIC—Real Estate Mortgage Investment Conduit

The accompanying notes are an integral
part of these financial statements.

TRUST FOR CREDIT UNIONS

SCHEDULE OF INVESTMENTS—(Continued)
February 28, 2007
(Unaudited)
($ in Thousands)
ADDITIONAL INVESTMENT INFORMATION
JOINT REPURCHASE AGREEMENT ACCOUNT II—At February 28, 2007, the Portfolios had undivided interests in the Joint Repurchase Agreement Account II, as follows:

Principal
Portfolio	Amount

Money Market	$418,200
Ultra-Short Duration Government	133,000
Short Duration	1,400
      REPURCHASE AGREEMENTS

	Principal	Interest	Maturity	Maturity
Counterparty	Amount	Rate	Date	Value

ABN Amro, Inc.	$1,000,000	5.33%	03/01/07	$1,000,148
Banc of America Securities LLC	900,000	5.33	03/01/07	900,133
Barclays Capital PLC	750,000	5.34	03/01/07	750,111
Citigroup Global Markets, Inc.	1,000,000	5.34	03/01/07	1,000,148
Credit Suisse Securities (USA) LLC	1,000,000	5.33	03/01/07	1,000,148
Deutsche Bank Securities, Inc.	3,750,000	5.34	03/01/07	3,750,556
Greenwich Capital Markets	300,000	5.34	03/01/07	300,045
Merrill Lynch	1,000,000	5.33	03/01/07	1,000,148
Morgan Stanley	800,000	5.33	03/01/07	800,119
UBS Securities LLC	507,500	5.33	03/01/07	507,575
Wachovia Capital Markets	250,000	5.33	03/01/07	250,037

TOTAL	$11,257,500			$11,259,168

At February 28, 2007, the Joint Repurchase Agreement Account II was fully collateralized by Federal Home Loan Bank, 0.00% to 7.23%, due 03/07/2007 to 11/15/2017; Federal Home Loan Mortgage Association, 0.00% to 11.00%, due 09/01/2007 to 03/01/2037; Federal National Mortgage Association, 3.50% to 10.50%, due 11/01/2007 to 10/01/2046 and Government National Mortgage Association, 4.50% to 7.50%, due 08/15/2018 to 02/15/2037. The aggregate market value of the collateral, including accrued interest, was $11,517,202.
The accompanying notes are an integral
part of these financial statements.

TRUST FOR CREDIT UNIONS

STATEMENTS OF ASSETS AND LIABILITIES
February 28, 2007
(Unaudited)

	Money	Ultra-Short	Short
	Market	Duration Government	Duration
	Portfolio	Portfolio	Portfolio

Assets
Investments, at value (amortized cost $62,001,641, identified cost $196,451,358 and $590,137,089, respectively)	$62,001,641	$194,365,691	$589,302,631
Repurchase agreements, at value based on amortized cost	430,200,000	133,000,000	1,400,000
Cash	82,165	84,668	28,654
Receivables:
Investment securities sold	—	—	6,241,807
Interest	953,154	1,498,267	3,355,500
Portfolio units sold	9,910	—	—
Reimbursement from administrator	—	2,906	—
Other assets	6,055	5,968	11,076

Total assets	493,252,925	328,957,500	600,339,668

Liabilities
Payables:
Dividends	880,212	937,127	2,335,029
Advisory fees	22,450	50,200	97,154
Administration fees	6,414	25,099	24,288
Accrued expenses	62,899	114,161	165,094

Total liabilities	971,975	1,126,587	2,621,565

Net Assets
Paid-in capital	492,292,434	379,624,218	623,292,709
Accumulated undistributed (distributions in excess of) net investment income	(4,217)	851,714	1,195,308
Accumulated net realized loss on investment transactions	(7,267)	(50,559,352)	(25,935,456)
Net unrealized loss on investments	—	(2,085,667)	(834,458)

Net assets	$492,280,950	$327,830,913	$597,718,103

Net asset value, offering and redemption price per unit (net assets/units outstanding)	$1.00	$9.45	$9.56

Units Outstanding
Total units outstanding, $0.001 par value (unlimited number of units authorized)	492,292,434	34,704,213	62,500,640

The accompanying notes are an integral
part of these financial statements.

TRUST FOR CREDIT UNIONS

STATEMENTS OF OPERATIONS
For the Six Months Ended February 28, 2007
(Unaudited)

	Money	Ultra-Short	Short
	Market	Duration Government	Duration
	Portfolio	Portfolio	Portfolio

Investment income:
Interest income	$8,525,645	$8,445,902	$15,294,627

Expenses:
Advisory fees	313,445	344,871	657,865
Administration fees	159,375	172,435	164,466
Custody and accounting fees	19,502	50,823	62,939
Trustees’ fees	13,734	28,279	53,593
Legal fees	17,057	20,603	43,466
Audit fees	17,483	17,116	21,200
Printing fees	4,961	5,424	9,727
Transfer Agent fees	—	2,758	1,303
Registration fees	1,869	257	742
Other expenses	9,068	24,218	36,617

Total operating expenses	556,494	666,784	1,051,918

Expense Reductions:
Advisory fees waived	(201,883)	—	—
Administration fees waived	(127,500)	—	—
Expenses reimbursed by administrator	—	(63,261)	—
Custody credits	(1,922)	(8,854)	(5,681)

Total expense reductions	(331,305)	(72,115)	(5,681)

Net operating expenses	225,189	594,669	1,046,237

Net Investment Income	$8,300,456	$7,851,233	$14,248,390

Net Realized Gain (Loss) on Investment Transactions	—	8,935	(875,269)
Net Change in Unrealized Gain on Investments	—	1,333,288	5,715,483

Net Increase in Net Assets Resulting from Operations	$8,300,456	$9,193,456	$19,088,604

The accompanying notes are an integral
part of these financial statements.

TRUST FOR CREDIT UNIONS

STATEMENTS OF CHANGES IN NET ASSETS

			Ultra-Short Duration
	Money Market Portfolio		Government Portfolio		Short Duration Portfolio

	For the Six		For the Six		For the Six
	Months Ended	For the Year	Months Ended	For the Year	Months Ended	For the Year
	February 28, 2007	Ended	February 28, 2007	Ended	February 28, 2007	Ended
	(Unaudited)	August 31, 2006	(Unaudited)	August 31, 2006	(Unaudited)	August 31, 2006

From Operations:
Net investment income	$8,300,456	$12,181,674	$7,851,233	$17,147,829	$14,248,390	$27,207,465
Net realized gain (loss) on investment transactions	—	(2,838)	8,935	(1,391,654)	(875,269)	(5,866,759)
Net change in net unrealized gain on investments	—	—	1,333,288	2,949,766	5,715,483	869,503

Net increase in net assets resulting from operations	8,300,456	12,178,836	9,193,456	18,705,941	19,088,604	22,210,209

Distributions to Unitholders:
From net investment income	(8,300,456)	(12,178,836)	(8,543,363)	(19,086,263)	(15,236,609)	(28,215,801)

From Unit Transactions:
Proceeds from sales of units	2,719,314,482	4,564,768,057	—	1,500,000	—	1,500,000
Reinvestment of dividends and distributions	4,127,308	6,710,002	2,523,744	6,046,114	604,482	2,798,257
Cost of units repurchased	(2,487,958,845)	(4,565,680,582)	(59,362,477)	(211,004,215)	(84,800,000)	(41,880,965)

Net increase (decrease) in net assets resulting from unit transactions	235,482,945	5,797,477	(56,838,733)	(203,458,101)	(84,195,518)	(37,582,708)

Total increase (decrease)	235,482,945	5,797,477	(56,188,640)	(203,838,423)	(80,343,523)	(43,588,300)

Net Assets:
Beginning of period	256,798,005	251,000,528	384,019,553	587,857,976	678,061,626	721,649,926

End of period	$492,280,950	$256,798,005	$327,830,913	$384,019,553	$597,718,103	$678,061,626

Accumulated Undistributed (Distributions in Excess of) Net Investment Income	$(4,217)	$(4,217)	$851,714	$1,543,844	$1,195,308	$2,183,527

Summary of Unit Transactions:
Units sold	2,719,314,482	4,564,768,057	—	159,235	—	157,729
Reinvestment of dividends and distributions	4,127,308	6,710,002	267,349	641,824	63,352	294,456
Units repurchased	(2,487,958,845)	(4,565,680,582)	(6,288,398)	(22,394,561)	(8,885,600)	(4,417,579)

Net increase (decrease) in units outstanding	235,482,945	5,797,477	(6,021,049)	(21,593,502)	(8,822,248)	(3,965,394)

The accompanying notes are an integral
part of these financial statements.

TRUST FOR CREDIT UNIONS

MONEY MARKET PORTFOLIO
FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A UNIT OUTSTANDING THROUGHOUT EACH PERIOD

											Ratios assuming
											no expense reductions

									Ratio of		Ratio of		Ratio of
	Net asset			Net asset		Net assets,	Ratio of		net investment		total		net investment
	value,	Net	Distributions	value,		end of	net expenses		income		expenses		income
	beginning	investment	to	end of	Total	period	to average		to average		to average		to average
	of period	income(a)	Unitholders	period	return(b)	(000’s)	net assets		net assets		net assets		net assets

Six months ended:
2/28/07 (Unaudited)	$1.00	$0.03	$(0.03)	$1.00	2.61%	$492,281	0.14	%(c)	5.21	%(c)	0.35	%(c)	5.00	%(c)
Years ended:
8/31/06	1.00	0.04	(0.04)	1.00	4.52	256,798	0.14		4.48		0.38		4.24
8/31/05	1.00	0.02	(0.02)	1.00	2.44	251,000	0.13		2.36		0.32		2.17
8/31/04	1.00	0.01	(0.01)	1.00	1.01	585,631	0.13		0.99		0.30		0.82
8/31/03	1.00	0.01	(0.01)	1.00	1.25	1,223,006	0.11		1.25		0.28		1.08
8/31/02	1.00	0.02	(0.02)	1.00	1.99	1,816,545	0.11		1.97		0.28		1.80

(a)	Calculated based on average units outstanding methodology.
(b)	Assumes reinvestment of all distributions. Returns for periods less than one year are not annualized.
(c) Annualized.
The accompanying notes are an integral
part of these financial statements.

TRUST FOR CREDIT UNIONS

ULTRA-SHORT DURATION GOVERNMENT PORTFOLIO
FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A UNIT OUTSTANDING THROUGHOUT EACH PERIOD

					Distributions
					to									Ratios assuming no
		From investment operations			Unitholders									expense reductions

												Ratio of		Ratio of		Ratio of
	Net asset		Net realized		From		Net asset		Net assets,	Ratio of		net investment		total		net investment
	value,	Net	and unrealized	Total from	net		value,		end of	net expenses		income		expenses		income		Portfolio
	beginning	investment	gain (loss)	investment	investment		end of	Total	period	to average		to average		to average		to average		turnover
	of period	income(a)(e)	on investments	operations	income(e)		period	return(b)	(000’s)	net assets		net assets		net assets		net assets		rate(c)

Six months ended:
2/28/07 (Unaudited)	$9.43	$0.21	$0.04	$0.25	$(0.23)		$9.45	2.70%	$327,831	0.35	%(g)	4.55	%(g)	0.39	%(g)	4.51	%(g)	15%
Years ended:
8/31/06	9.43	0.34	0.04	0.38	(0.38)		9.43	4.12	384,020	0.35		3.57		0.38		3.54		52
8/31/05	9.48	0.22	(0.01)	0.21	(0.26	)(f)	9.43	2.28	587,858	0.35		2.42		0.36		2.41		68
8/31/04	9.58	0.20	—	0.20	(0.30)		9.48	2.15	1,480,020	0.34		2.05		0.34		2.05		148
8/31/03	9.73	0.26	(0.07)	0.19	(0.34)		9.58	1.97	1,487,994	0.33		2.70		0.33		2.70		128
8/31/02	9.72	0.38 (d)	0.09 (d)	0.47	(0.46)		9.73	4.94	1,057,429	0.34		3.88	(d)	0.34		3.88	(d)	122

(a)	Calculated based on average units outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period. Returns for periods less than one year are not annualized.
(c)	There was no effect to the portfolio turnover rate due to mortgage dollar roll transactions for the period ended February 28, 2007. The portfolio turnover rate excluding the effect of mortgage dollar rolls was 50% for the year ended August 31, 2006. Prior years include the effect of mortgage dollar roll transactions, if any.
(d)	As required, effective September 1, 2001, the Portfolio has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities and reclassifying all paydown losses to income. The effect of these changes for the year ended August 31, 2002 was to decrease net investment income per unit by $0.05, increase net realized and unrealized gains and losses per unit by $0.05, and decrease the ratio of net investment income to average net assets by 0.53%.
(e)	Net investment income per unit differs from Distributions to Unitholders primarily due to book/tax differences on treatment of paydown gains and losses, market discounts and market premiums.

(f)	Includes amounts less than $0.005 that are distributions from paid-in capital.

(g)	Annualized.
The accompanying notes are an integral
part of these financial statements.

TRUST FOR CREDIT UNIONS

SHORT DURATION PORTFOLIO
FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A UNIT OUTSTANDING THROUGHOUT EACH PERIOD

		From investment operations			Distributions to Unitholders
													Ratio of
	Net asset		Net realized		From			Net asset		Net assets,	Ratio of		net investment
	value,	Net	and unrealized	Total from	net	From		value,		end of	net expenses		income		Portfolio
	beginning	investment	gain (loss)	investment	investment	paid-in	Total	end of	Total	period	to average		to average		turnover
	of period	income(a)(e)	on investments	operations	income(e)	capital	distributions	period	return(b)	(000’s)	net assets		net assets		rate(c)

Six months ended:
2/28/07 (Unaudited)	$9.51	$0.20	$0.08	$0.28	$(0.23)	$—	$(0.23)	$9.56	2.86%	$597,718	0.32	%(f)	4.33	%(f)	74%
Years ended:
8/31/06	9.59	0.37	(0.07)	0.30	(0.38)	—	(0.38)	9.51	3.25	678,062	0.32		3.90		126
8/31/05	9.72	0.31	(0.13)	0.18	(0.31)	—	(0.31)	9.59	1.91	721,650	0.31		3.19		235
8/31/04	9.74	0.33	0.03	0.36	(0.36)	(0.02)	(0.38)	9.72	3.74	792,166	0.29		3.34		269
8/31/03	9.93	0.36	(0.09)	0.27	(0.46)	—	(0.46)	9.74	2.74	794,989	0.30		3.64		275
8/31/02	9.84	0.51 (d)	0.12 (d)	0.63	(0.54)	—	(0.54)	9.93	6.60	377,752	0.31		5.14	(d)	170

(a)	Calculated based on average units outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period. Returns for periods less than one year are not annualized.
(c)	There was no effect to the portfolio turnover rate due to mortgage dollar roll transactions for the periods ended February 28, 2007 and August 31, 2006, respectively. Prior years include the effect of mortgage dollar roll transactions, if any.
(d)	As required, effective September 1, 2001, the Portfolio has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began reclassifying all paydown losses to income. The effect of this change for the year ended August 31, 2002 was to decrease net investment income per unit by $0.04, increase net realized and unrealized gains and losses per unit by $0.04, and decrease the ratio of net investment income to average net assets by 0.43%.
(e)	Net investment income per unit differs from Distributions to Unitholders primarily due to book/tax differences on treatment of paydown gains and losses, market discounts and market premiums.

(f)	Annualized.
The accompanying notes are an integral
part of these financial statements.

TRUST FOR CREDIT UNIONS

NOTES TO FINANCIAL STATEMENTS
February 28, 2007
(Unaudited)

1.	Organization
      Trust for Credit Unions is a Massachusetts business trust registered under the Investment Company Act of 1940 (“the Act”), as amended, as an open-end management investment company consisting of three diversified portfolios: Money Market Portfolio, Ultra-Short Duration Government Portfolio and Short Duration Portfolio (collectively, “the Portfolios” or individually a “Portfolio”). Units of the Portfolios are offered for sale solely to state and federally chartered credit unions.

2.	Summary of Significant Accounting Policies
      The following is a summary of significant accounting policies consistently followed by the Portfolios. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts. Actual results could differ from those estimates.

A.	Investment Valuation
      For the Ultra-Short Duration Government and Short Duration Portfolios, investments in mortgage-backed, asset-backed and U.S. Treasury obligations for which accurate market quotations are readily available are valued on the basis of quotations furnished by a pricing service or provided by dealers in such securities. Securities of the Money Market Portfolio and short-term debt obligations maturing in sixty days or less for the Ultra-Short Duration Government and Short Duration Portfolios are valued at amortized cost, which approximates market value. Portfolio securities for which accurate market quotations are not readily available are valued based on yield equivalents, pricing matrices or other sources, under valuation procedures established by the Portfolios’ Board of Trustees.

TRUST FOR CREDIT UNIONS

NOTES TO FINANCIAL STATEMENTS—(Continued)
February 28, 2007
(Unaudited)

2.	Summary of Significant Accounting Policies— (Continued)

B.	Security Transactions and Investment Income
      Security transactions are recorded as of the trade date. Realized gains and losses on sales of portfolio securities are calculated using the identified cost basis. Interest income is recorded on the basis of interest accrued, premium amortized and discount accreted.
      Market discounts and market premiums on debt securities are accreted/amortized to interest income over the life of the security with a corresponding adjustment in the cost basis of that security. All paydown gains and losses are classified as interest income in the accompanying Statements of Operations in accordance with generally accepted accounting principles. Original issue discounts (“OID”) on debt securities are accreted to interest income over the life of the security with a corresponding increase in the cost basis of that security.

C.	Federal Taxes
      It is each Portfolio’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, (the “Code”) applicable to regulated investment companies and to distribute each year substantially all of its investment company taxable income and capital gains to its Unitholders. Accordingly, no federal tax provisions are required. Income distributions to Unitholders are recorded on the ex-dividend date, declared daily and paid monthly by the Portfolios. Net capital losses are carried forward to future years and may be used to the extent allowed by the Code to offset any future capital gains. Utilization of capital loss carryforwards will reduce the requirement of future capital gain distributions.
      The characterization of distributions to Unitholders for financial reporting purposes is determined in accordance with U.S. Federal income tax rules, which may differ from generally accepted accounting principles. Therefore, the source of a Portfolio’s distributions may be shown in the accompanying financial statements as either from net investment income or net realized gains, or as a tax return of capital.
      Generally, paydown gains and losses are recorded as increases (paydown gains) or decreases (paydown losses) against capital gains for tax purposes. The Ultra-Short Duration Government and Short Duration Portfolios have elected to amortize and accrete market discounts and premiums on portfolio securities for tax purposes based on the securities’ yield to maturity. Such net amortization generally reduces ordinary income available for distribution.

TRUST FOR CREDIT UNIONS

NOTES TO FINANCIAL STATEMENTS—(Continued)
February 28, 2007
(Unaudited)

2.	Summary of Significant Accounting Policies— (Continued)

D.	Expenses
      Expenses incurred by the Portfolios that do not specifically relate to an individual Portfolio are generally allocated to the Portfolios based on each Portfolio’s relative average net assets for the period.

E.	Repurchase Agreements
      Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase them at a mutually agreed upon date and price.
      During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Portfolios, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. If the seller defaults or becomes insolvent, realization of the collateral by the Portfolios may be delayed or limited and there may be a decline in the value of the collateral during the period while the Portfolios seek to assert their rights. The underlying securities for all repurchase agreements are held in safekeeping at the Portfolios’ custodian or designated subcustodians under triparty repurchase agreements.
      Pursuant to exemptive relief granted by the Securities and Exchange Commission (the “SEC”) and terms and conditions contained therein, the Portfolios, together with other registered investment companies having management or investment advisory agreements with Goldman Sachs Asset Management, L.P. (“GSAM”), or its affiliates, may transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements.

F.	When-Issued Securities
      Consistent with National Credit Union Association (“NCUA”) rules and regulations, the Ultra-Short Duration Government and Short Duration Portfolios may purchase or sell securities in when-issued transactions. The value of a when-issued security sale is recorded as an asset and a liability on the Portfolios’ records with the difference between its market value and expected cash proceeds recorded as an unrealized gain or loss. Gains or losses are realized upon delivery of the security sold. Losses may arise due to changes in the market value of the security or from the inability of counterparties to meet the terms of the transaction.

TRUST FOR CREDIT UNIONS

NOTES TO FINANCIAL STATEMENTS—(Continued)
February 28, 2007
(Unaudited)

2.	Summary of Significant Accounting Policies— (Continued)

G.	Mortgage Dollar Rolls
      The Ultra-Short Duration Government and Short Duration Portfolios may enter into mortgage “dollar rolls” in which the Portfolios sell securities in the current month for delivery and simultaneously contract with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. For financial reporting and tax reporting purposes, the Portfolios treat mortgage dollar rolls as two separate transactions; one involving the purchase of a security and a separate transaction involving a sale. During the period between the sale and repurchase, the Portfolios will not be entitled to accrue interest and/or receive principal payments on the securities sold. Dollar roll transactions involve the risk that the market value of the securities sold by the Portfolios may decline below the repurchase price of those securities. In the event the buyer of the securities under a dollar roll transaction files for bankruptcy or becomes insolvent, the Portfolios’ use of proceeds of the transaction may be restricted pending a determination by, or with respect to, the other party. The Portfolios do not currently intend to enter into mortgage dollar rolls for financing and do not treat them as borrowings.

3.	Agreements
      GSAM, an affiliate of Goldman, Sachs & Co. (“Goldman Sachs”), serves as investment adviser pursuant to an Advisory Agreement (the “Agreement”) with the Trust on behalf of the Portfolios. Under the Agreement, GSAM manages the Portfolios, subject to the general supervision of the Trust’s Board of Trustees. As compensation for services rendered pursuant to the Agreement and the assumption of the expenses related thereto, GSAM is entitled to a fee (“advisory fee”), computed daily and payable monthly, at the following annual rates as a percentage of each respective Portfolio’s average daily net assets:

Portfolio	Asset levels	Fee

Money Market	up to $300 million	0.20%
	in excess of $300 million	0.15
Ultra-Short Duration Government	All	0.20
Short Duration	All	0.20

TRUST FOR CREDIT UNIONS

NOTES TO FINANCIAL STATEMENTS—(Continued)
February 28, 2007
(Unaudited)

3.	Agreements— (Continued)
      GSAM has voluntarily agreed to limit its advisory fee with respect to the Money Market Portfolio to 0.07% of average daily net assets. This voluntary limitation may be modified or eliminated by GSAM in the future at its discretion. For the six months ended February 28, 2007, GSAM waived advisory fees amounting to approximately $201,900.
      Callahan Credit Union Financial Services Limited Liability Limited Partnership (“CUFSLP”) serves as the Portfolios’ administrator pursuant to an Administration Agreement. Callahan Financial Services, Inc. serves as a general partner to CUFSLP, which includes 40 major credit unions that are limited partners. Under the Administration Agreement, CUFSLP, subject to the general supervision of the Trust’s Board of Trustees, provides certain administrative services to the Portfolios. As compensation for services rendered under the Administration Agreement, CUFSLP is entitled to the following fees (“administration fees”), computed daily and payable monthly, at the following annual rates as a percentage of each respective Portfolio’s average daily net assets:

Portfolio	Fee

Money Market	0.10%
Ultra-Short Duration Government	0.10
Short Duration	0.05
      CUFSLP has voluntarily agreed to limit its administration fee with respect to the Money Market Portfolio to 0.02% of average daily net assets. This voluntary limitation may be modified or eliminated by CUFSLP in the future at its discretion. For the six months ended February 28, 2007, CUFSLP waived administration fees amounting to approximately $127,500.
      CUFSLP has agreed that to the extent the total annualized expenses (excluding interest, taxes, brokerage and extraordinary expenses exclusive of any expense offset arrangements) (the “Expenses”) of the Money Market Portfolio exceed 0.20% of the average daily net assets, CUFSLP will either reduce the administration fees otherwise payable or pay such Expenses of the Money Market Portfolio. In addition, the Money Market Portfolio is not obligated to reimburse CUFSLP for prior fiscal year expense reimbursements, if any. For the six months ended February 28, 2007, no expenses were required to be reimbursed by CUFSLP under this agreement.

TRUST FOR CREDIT UNIONS

NOTES TO FINANCIAL STATEMENTS—(Continued)
February 28, 2007
(Unaudited)

3.	Agreements— (Continued)
      CUFSLP and GSAM have each voluntarily agreed to limit the other annualized ordinary expenses (excluding advisory fees, administration fees, interest, taxes, brokerage and extraordinary expenses exclusive of any expense offset arrangements) of the Ultra-Short Duration Government Portfolio such that CUFSLP will reimburse expenses that exceed 0.05% up to 0.10% of the Ultra-Short Duration Government Portfolio’s average daily net assets, and GSAM will reimburse expenses that exceed 0.10% up to 0.15% of the Ultra-Short Duration Government Portfolio’s average daily net assets. In addition, the Ultra-Short Duration Government Portfolio is not obligated to reimburse CUFSLP and GSAM for prior fiscal year expense reimbursements, if any. For the six months ended February 28, 2007, CUFSLP reimbursed expenses of approximately $63,300. GSAM was not required to reimburse any expenses under this agreement for the same period.
      In addition, the Portfolios have entered into certain expense offset arrangements with the custodian resulting in a reduction in the Portfolios’ expenses. For the six months ended February 28, 2007, custody fee reductions for the Money Market, Ultra-Short Duration Government and Short Duration Portfolios amounted to approximately $1,900, $8,900 and $5,700, respectively.
      Callahan Financial Services, Inc. and Goldman Sachs serve as exclusive distributors of units of the Portfolios. For the six months ended February 28, 2007, neither party received any compensation for this service. Goldman Sachs also serves as Transfer Agent of the Portfolios and receives a fee (“transfer agent fee”) from the Ultra-Short Duration Government and Short Duration Portfolios. The transfer agent fee is calculated monthly based on a fixed amount and is assessed on the number of accounts serviced during the month.

4.	Investment Transactions
      The cost of purchases and proceeds from sales and maturities of long-term securities for the Ultra-Short Duration Government and Short Duration Portfolios for the six months ended February 28, 2007 were as follows ($ in thousands):

TRUST FOR CREDIT UNIONS

NOTES TO FINANCIAL STATEMENTS—(Continued)
February 28, 2007
(Unaudited)

4.	Investment Transactions— (Continued)

	Ultra-Short
	Duration	Short
	Government	Duration
	Portfolio	Portfolio

Purchases of U.S. Government and agency obligations	$36,638	$428,277
Purchases (excluding U.S. Government and agency obligations)	—	41,348
Sales or maturities of U.S. Government and agency obligations	126,044	487,361
Sales or maturities (excluding U.S. Government and agency obligations)	—	12,067

5.	Line of Credit Facility
      The Portfolios participate in a $400,000,000 committed, unsecured revolving line of credit facility together with other registered investment companies having management or investment advisory agreements with GSAM. Under the most restrictive arrangement, each Portfolio must own securities having a market value in excess of 300% of its total bank borrowings. This facility is to be used solely for temporary or emergency purposes. The interest rate on borrowings is based on the federal funds rate.
      This committed facility also requires a fee to be paid by the Portfolios based on the amount of the commitment that has not been utilized. For the six months ended February 28, 2007, the Portfolios did not have any borrowings under this facility.

6.	Other Matters
      Principal Transactions with GSAM—Pursuant to exemptive relief granted by the SEC and the terms and conditions contained therein, the Money Market Portfolio may enter into certain principal transactions, including repurchase agreements, with Goldman Sachs.

TRUST FOR CREDIT UNIONS

NOTES TO FINANCIAL STATEMENTS—(Continued)
February 28, 2007
(Unaudited)

6.	Other Matters— (Continued)
      New Accounting Pronouncements—On July 13, 2006, the Financial Accounting Standards Board (“FASB”) released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (“FIN 48”). FIN 48 provides guidance as to how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Portfolios’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. On December 22, 2006, the SEC delayed the implementation of this ruling such that it must be incorporated no later than February 29, 2008. At this time, the investment adviser is evaluating the implications of FIN 48 and its impact on the Portfolios’ financial statements has not yet been determined.
      On September 15, 2006, the FASB released Statement Financial Accounting Standard No. 157 “Fair Value Measurement” (“FAS 157”) which provides enhanced guidance for using fair value to measure assets and liabilities. The standard requires companies to provide expanded information about the assets and liabilities measured at fair value and the potential effect of these fair valuations on an entity’s financial performance. The standard does not expand the use of fair value in any new circumstances, but provides clarification on acceptable fair valuation methods and applications. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007. The investment adviser does not believe the adoption of FAS 157 will impact the amounts reported in the financial statements, however, additional disclosures will be required.

7.	Tax Information
      As of the Portfolios’ most recent fiscal year end, August 31, 2006, the Portfolios’ capital loss carryforwards and certain timing differences on a tax basis were as follows:

	Ultra-Short
	Duration	Short
	Government	Duration
	Portfolio	Portfolio

Timing differences (dividends payable and post October losses)	$(2,971,104)	$(6,531,624)
Capital loss carryforward[1]	(48,742,546)	(20,956,674)

[1]	The amount and year of expiration for each capital loss carryforward is indicated below. Expiration occurs on August 31 of the year indicated:

TRUST FOR CREDIT UNIONS

NOTES TO FINANCIAL STATEMENTS—(Continued)
February 28, 2007
(Unaudited)

7.	Tax Information— (Continued)

Portfolio	2007	2008	2009	2010	2011	2012	2013	2014

Ultra-Short Duration Government	$(5,040,383)	$(689,432)	$(139,960)	$(371,560)	$(2,667,678)	$(17,778,765)	$(18,747,166)	$(3,307,602)
Short Duration	(4,468,853)	(526,184)	—	—	(1,439,421)	(4,543,488)	(3,835,419)	(6,143,309)
There were no significant book to tax differences for the Money Market Portfolio as of August 31, 2006.
      The amortized cost for the Money Market Portfolio stated in the accompanying Statements of Assets and Liabilities also represents aggregate cost for U.S. federal income tax purposes. At February 28, 2007, the Portfolios’ aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

	Ultra-Short
	Duration	Short
	Government	Duration
	Portfolio	Portfolio

Tax Cost	$328,708,543	$591,388,622

Gross unrealized gain	227,216	2,666,579
Gross unrealized loss	(1,570,068)	(3,352,570)

Net unrealized security loss	$(1,342,852)	$(685,991)

The difference between book-basis and tax-basis unrealized gains (losses) is attributable primarily to wash sales, market discounts and market premiums.

TRUST FOR CREDIT UNIONS

NOTES TO FINANCIAL STATEMENTS—(Continued)
February 28, 2007
(Unaudited)

8.	Concentration of Risk
      The Ultra-Short Duration Government and Short Duration Portfolios may also invest in multiple class mortgage-related securities, including collateralized mortgage obligations and REMIC pass-through or participation certificates (collectively, “CMOs”). These multiple class securities may be mortgage-related securities issued by the U.S. Government, its agencies, instrumentalities or sponsored enterprises, including FNMA and FHLMC or, in the case of the Short Duration Portfolio, private mortgage-related securities issued by trusts formed by private originators of, or investors in, mortgage loans. In general, CMOs represent direct ownership interests in a pool of residential mortgage loans or mortgage pass-through securities (the “Mortgage Assets”), the payments on which are used to make payments on the CMOs. Investors may purchase beneficial interests in CMOs, which are known as “regular” interests or “residual” interests. The Portfolios may not purchase residual interests, but may purchase other types of interests. Each class of a CMO, often referred to as a “tranche,” is issued at a specific adjustable or fixed interest rate and must be fully retired no later than its final distribution date. Principal prepayments on the Mortgage Assets underlying a CMO may cause some or all of the classes of the CMO to be retired substantially earlier than its final distribution date. The principal of and interest on the Mortgage Assets may be allocated among several classes of a CMO in various ways.

Portfolio Expenses (Unaudited)— Six Month Period Ended February 28, 2007
          As a Unitholder of the Portfolios, you incur ongoing costs, including management fees, administration fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolios and to compare these costs with the ongoing costs of investing in other mutual funds.
          The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2006 through February 28, 2007.
Actual Expenses— The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid” to estimate the expenses you paid on your account for this period.
Hypothetical Example for Comparison Purposes— The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolios’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolios and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
          Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a Unitholder of the Portfolios, you do not incur any transaction costs, such as sales charges (loads), redemption fees or exchange fees, but shareholders of other funds may incur such costs. The second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds whose shareholders may incur transaction costs.

	Money Market Portfolio			Ultra-Short Duration Government Portfolio			Short Duration Portfolio

			Expenses			Expenses			Expenses
	Beginning	Ending	Paid for the	Beginning	Ending	Paid for the	Beginning	Ending	Paid for the
	Account Value	Account Value	6 months ended	Account Value	Account Value	6 months ended	Account Value	Account Value	6 months ended
	9/1/06	2/28/07	2/28/07*	9/1/06	2/28/07	2/28/07*	9/1/06	2/28/07	2/28/07*

Actual	$1,000.00	$1,026.10	$0.70	$1,000.00	$1,027.00	$1.76	$1,000.00	$1,028.60	$1.61
Hypothetical 5% return	1,000.00	1,024.09 +	0.70	1,000.00	1,023.08 +	1.76	1,000.00	1,023.22 +	1.61

*	Expenses are calculated using each Portfolio’s annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the six months ended February 28, 2007. Expenses are calculated by multiplying the annualized expense ratio by the average account value for such period; then multiplying the result by the number of days in the most recent fiscal half year; and then dividing that result by the number of days in the fiscal year. The annualized expense ratios for the period were 0.14%, 0.35% and 0.32% for Money Market Portfolio, Ultra-Short Duration Government Portfolio and Short Duration Portfolio, respectively.

+	Hypothetical expenses are based on the Portfolios’ actual annualized expense ratios and an assumed rate of return of 5% per year before expenses.

TRUST

for Credit Unions

Trustees
Gary Oakland, Chairman
Rudolf J. Hanley, Vice Chairman
James C. Barr
Edgar F. Callahan
Robert M. Coen
Thomas S. Condit
Betty G. Hobbs
D. Michael Riley
Wendell A. Sebastian

Officers
Charles W. Filson, President
Kaysie P. Uniacke, Vice President
Jesse Cole, Vice President
John M. Perlowski, Treasurer
Peter V. Bonanno, Secretary

Administrator
Callahan Credit Union Financial Services, Inc.,
Limited Liability Limited Partnership

Investment Adviser
Goldman Sachs Asset Management, L.P.,
an affiliate of Goldman, Sachs & Co.

Transfer Agent
Goldman, Sachs & Co.

Distributors
Callahan Financial Services, Inc.
Goldman, Sachs & Co.

Independent Auditors
PricewaterhouseCoopers LLP

Return address:
Goldman Sachs Funds
71 South Wacker Drive
Suite 500
Chicago, IL 60606

Copyright 2007 Goldman, Sachs & Co. All rights reserved.
07-604/04-07
TCUSAR07

ITEM 2.	CODE OF ETHICS.

Not applicable to the Semi-Annual Report for the period ended February 28, 2007.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to the Semi-Annual Report for the period ended February 28, 2007.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to the Semi-Annual Report for the period ended February 28, 2007.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Schedule of Investments is included as part of the Semi-Annual Report to Unitholders filed under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)), are effective as of a date within 90 days of the filing of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)(1)	Trust for Credit Unions’ Code of Ethics for Principal Executive and Senior Financial Officers is incorporated by reference to Exhibit 10(a)(1) of the registrant’s Form N-CSR filed on November 7, 2003 (Accession Number 0000950123-03-012301).

(a)(2) Exhibit 99.CERT	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 filed herewith.

(b) Exhibit 99.906CERT	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Trust For Credit Unions

By:	/s/ CHARLES W. FILSON

Charles W. Filson
President/Principal Executive Officer of
Trust For Credit Unions

Date:	May 9, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ CHARLES W. FILSON

Charles W. Filson
President/Principal Executive Officer of
Trust For Credit Unions

Date:	May 9, 2007

By:	/s/ JOHN M. PERLOWSKI

John M. Perlowski
Treasurer/Principal Financial Officer of
Trust For Credit Unions

Date:	May 9, 2007